FRESH-START ACCOUNTING, Fresh-Start Accounting Adjustments (Details) $ in Millions	Oct. 31, 2019 USD ($) Customer
Fresh Start Adjustments [Abstract]
Fair value adjustment of short-term portion of contract acquisition and pre-operating costs	$ (8.8)
Fair value of short-term portion of contract acquisition and pre-operating costs	$ 0.0
Number of customer contracts | Customer	2
Write-off of short-term portion of contraction acquisition and pre-operating costs	$ (2.2)
Write-off of miscellaneous costs	(0.2)
Write-off of unamortized debt issuance costs	$ (15.2)
Minimum
Fresh Start Adjustments [Abstract]
Yield volatility	30.00%
Call schedule	100.25%
Maximum
Fresh Start Adjustments [Abstract]
Yield volatility	35.00%
Call schedule	103.50%